Revenue, Deferred revenue (Details) - GBP (£)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Deferred revenue [Abstract]
Revenue recognized	£ 1,602,000		£ 3,204,000
Revenue recognised related to performance obligations	0	£ 0	0	£ 0
Aggregate non-refundable fee payment	£ 4,331,000		£ 4,331,000		£ 4,331,000